BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 50.6%
Australia - 2.5%
New South Wales Treasury Corp.	4.000%	4/20/23	14,375,000	AUD	$9,234,087
Queensland Treasury Corp.	4.250%	7/21/23	28,885,000	AUD	18,616,240	(a)
Western Australian Treasury Corp.	6.000%	10/16/23	30,940,000	AUD	20,299,890

Total Australia					48,150,217

Brazil - 6.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	301,200,000	BRL	52,748,442
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	91,165,000	BRL	15,567,238
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	94,695,000	BRL	15,859,526
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	191,370,000	BRL	31,515,164

Total Brazil					115,690,370

Colombia - 4.9%
Colombian TES, Bonds	6.250%	11/26/25	133,300,000,000	COP	24,637,874
Colombian TES, Bonds	6.000%	4/28/28	227,500,000,000	COP	36,858,118
Colombian TES, Bonds	7.000%	3/26/31	152,300,000,000	COP	23,511,638
Colombian TES, Bonds	7.250%	10/26/50	68,890,000,000	COP	8,666,263

Total Colombia					93,673,893

France - 6.6%
French Republic Government Bond OAT	0.000%	5/25/32	125,180,000	EUR	95,160,645	(a)
French Republic Government Bond OAT	0.750%	5/25/52	54,500,000	EUR	30,309,211	(a)

Total France					125,469,856

Malaysia - 3.1%
Malaysia Government Bond	3.480%	3/15/23	131,650,000	MYR	28,477,404
Malaysia Government Bond	3.955%	9/15/25	49,290,000	MYR	10,651,532
Malaysia Government Bond	3.899%	11/16/27	94,690,000	MYR	20,236,644

Total Malaysia					59,365,580

Mexico - 12.4%
Mexican Bonos, Bonds	8.000%	11/7/47	834,800,000	MXN	34,985,164
Mexican Bonos, Bonds	8.000%	7/31/53	920,600,000	MXN	38,586,343
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,197,700,000	MXN	56,075,042
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,236,200,000	MXN	55,418,000
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,249,600,000	MXN	51,517,187

Total Mexico					236,581,736

Poland - 3.7%
Republic of Poland Government Bond	1.750%	4/25/32	546,300,000	PLN	70,110,098

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 0.2%
Russian Federal Bond - OFZ	7.650%	4/10/30	859,000,000	RUB	$4,708,804	*(b)

South Africa - 4.2%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,167,000,000	ZAR	39,023,577
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	959,700,000	ZAR	40,090,010

Total South Africa					79,113,587

South Korea - 6.9%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	168,250,000,000	KRW	100,156,799
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	67,800,000,000	KRW	30,770,585

Total South Korea					130,927,384

TOTAL SOVEREIGN BONDS (Cost - $1,351,626,409)					963,791,525

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 47.7%
U.S. Government Obligations - 47.7%
U.S. Treasury Bonds	1.875%	11/15/51	56,230,000		37,210,642
U.S. Treasury Bonds	2.250%	2/15/52	139,270,000		101,231,881
U.S. Treasury Bonds	3.000%	8/15/52	116,260,000		100,365,078
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	3.332%	10/31/23	216,545,000		216,774,165	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	3.222%	4/30/24	343,390,000		342,939,964	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	3.334%	7/31/24	59,945,000		59,876,913	(c)
U.S. Treasury Notes	1.875%	2/15/32	59,550,000		50,473,277

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $960,180,276)					908,871,920

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 0.2%
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor) (Cost - $4,752,182)	1.240%	3/22/44	3,863,356	EUR	3,194,933	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,316,558,867)					1,875,858,378

			SHARES
SHORT-TERM INVESTMENTS - 2.1%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $39,683,497)	2.615%		39,683,497		39,683,497	(e)

TOTAL INVESTMENTS - 100.6% (Cost - $2,356,242,364)					1,915,541,875
Liabilities in Excess of Other Assets - (0.6)%					(11,766,779)

TOTAL NET ASSETS - 100.0%					$1,903,775,096

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of September 30, 2022.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $39,683,497 and the cost was $39,683,497 (Note 2).

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
ZAR	— South African Rand

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long- Term Bonds	1,213	12/22	$181,367,068	$166,181,000	$(15,186,068)
United Kingdom Long Gilt Bonds	833	12/22	102,499,810	89,660,305	(12,839,505)

Net unrealized depreciation on open futures contracts					$(28,025,573)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	101,010,000	USD	63,098,927	HSBC Securities Inc.	10/5/22	$(6,566,949)
USD	60,004,990	NZD	101,010,000	HSBC Securities Inc.	10/5/22	3,473,012
BRL	221,910,000	USD	42,558,537	HSBC Securities Inc.	10/19/22	(1,613,466)
USD	104,328,958	BRL	579,370,000	HSBC Securities Inc.	10/19/22	(2,571,793)
PLN	36,500,000	USD	7,647,012	HSBC Securities Inc.	10/20/22	(307,071)
USD	196,253,307	MXN	4,139,100,000	Citibank N.A.	10/24/22	(8,360,822)
USD	5,575,300	MXN	115,300,000	JPMorgan Chase & Co.	10/24/22	(124,492)
USD	5,627,822	MXN	116,900,000	JPMorgan Chase & Co.	10/24/22	(151,065)
USD	5,843,189	MXN	120,500,000	JPMorgan Chase & Co.	10/24/22	(113,662)
USD	18,029,393	MXN	380,400,000	JPMorgan Chase & Co.	10/24/22	(775,471)
MXN	96,000,000	USD	4,740,905	Morgan Stanley & Co. Inc.	10/24/22	4,803
USD	5,023,519	COP	21,680,000,000	JPMorgan Chase & Co.	10/27/22	345,616
USD	60,243,061	COP	273,380,000,000	JPMorgan Chase & Co.	10/27/22	1,255,737
EUR	556,150,000	USD	569,818,499	Barclays Bank PLC	11/2/22	(23,522,152)
USD	190,765,992	EUR	186,190,000	Barclays Bank PLC	11/2/22	7,874,835
USD	32,273,472	EUR	33,600,000	Citibank N.A.	11/2/22	(731,216)
EUR	21,380,000	USD	22,044,234	JPMorgan Chase & Co.	11/2/22	(1,043,037)
EUR	26,280,000	USD	26,852,720	JPMorgan Chase & Co.	11/2/22	(1,038,339)
USD	24,503,231	EUR	24,670,000	Morgan Stanley & Co. Inc.	11/2/22	270,324
USD	24,988,754	EUR	24,870,000	UBS Securities LLC	11/2/22	559,391
SEK	1,125,500,000	USD	110,232,580	HSBC Securities Inc.	11/4/22	(8,651,620)
USD	4,860,890	SEK	53,900,000	HSBC Securities Inc.	11/4/22	(3,805)
THB	857,700,000	USD	24,102,852	HSBC Securities Inc.	11/10/22	(1,312,896)
HUF	28,146,200,000	USD	72,148,469	HSBC Securities Inc.	11/16/22	(7,838,852)
USD	94,912,199	ZAR	1,558,800,000	HSBC Securities Inc.	11/17/22	9,157,789
ZAR	117,700,000	USD	6,862,702	HSBC Securities Inc.	11/17/22	(387,660)
ZAR	54,000,000	USD	2,981,663	JPMorgan Chase & Co.	11/17/22	(10,956)
CLP	9,930,000,000	USD	10,849,044	HSBC Securities Inc.	12/6/22	(715,544)
USD	48,381,705	AUD	71,320,000	JPMorgan Chase & Co.	12/7/22	2,712,380
KRW	11,510,000,000	USD	8,080,879	Citibank N.A.	12/8/22	(17,312)
USD	136,442,192	KRW	187,900,000,000	Citibank N.A.	12/8/22	4,804,992
JPY	768,000,000	USD	5,399,894	HSBC Securities Inc.	12/14/22	(48,383)
JPY	69,794,000,000	USD	490,145,336	JPMorgan Chase & Co.	12/14/22	(3,812,775)
USD	57,568,843	MYR	262,370,000	Barclays Bank PLC	12/21/22	758,569
CLP	96,260,000,000	USD	100,355,508	HSBC Securities Inc.	12/22/22	(2,457,967)

Total						$(40,959,857)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$963,791,525	—	$963,791,525
U.S. Government & Agency Obligations	—	908,871,920	—	908,871,920
Collateralized Mortgage Obligations	—	3,194,933	—	3,194,933

Total Long-Term Investments	—	1,875,858,378	—	1,875,858,378

Short-Term Investments†	$39,683,497	—	—	39,683,497

Total Investments	$39,683,497	$1,875,858,378	—	$1,915,541,875

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$31,217,448	—	$31,217,448

Total	$39,683,497	$1,907,075,826	—	$1,946,759,323

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$28,025,573	—	—	$28,025,573
Forward Foreign Currency Contracts††	—	$72,177,305	—	72,177,305

Total	$28,025,573	$72,177,305	—	$100,202,878

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$53,872,477	$1,084,368,363	1,084,368,363	$1,098,557,343	1,098,557,343

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$287,149	—	$39,683,497

9